Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HSBC Asia ex-Japan Smaller Companies Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Asia ex-Japan Smaller Companies Equity Fund (the “Fund”) is long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 84 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the date of the Fund's most recent fiscal year end.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by Year, Caption	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity of, and equity-related instruments related to, smaller companies that are economically tied to Asia (excluding Japan). For purposes of this test, the Fund treats common stocks and other instruments with equity characteristics as equity securities, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests, equity participations and shares of exchange-traded funds. The Fund may also invest in participatory, unitary and other structured notes, which are equity access products that create synthetic equity exposure to issuers in markets where the Fund is restricted from directly purchasing securities. Investments will generally be made in non-U.S. dollar denominated instruments.

A company is economically tied to Asia (excluding Japan) if it: (i) is principally traded on the securities markets of any country in Asia (excluding Japan); or (ii) is organized or principally operates in any country in Asia (excluding Japan); or (iii) derives 50% or more of its income from its operation within, or has 50% or more of its assets in, any country in Asia (excluding Japan); or (iv) is a government (or any political subdivision, agency, authority or instrumentality of such government) of any country in Asia (excluding Japan). Smaller companies generally are defined as those companies with a maximum market capitalization of $3 billion at the time of purchase.

Countries in Asia include China, Hong Kong, South Korea, Taiwan, Malaysia, Singapore, Indonesia, India, the Philippines and Thailand. The Fund may invest a substantial portion of its assets in emerging market countries, and many countries in Asia are emerging market countries. Emerging market countries include countries that, as of the date of this prospectus, were part of the MSCI Emerging Market Index classification (including, among other countries, China, South Korea and Taiwan).

For purposes of meeting the Fund's 80% investment policy, the Fund may include derivatives that have characteristics or exposure similar to the equity of smaller companies that are economically tied to Asia (excluding Japan). The types of derivatives in which the Fund may invest include participatory, unitary and other structured notes and index futures. The Fund may, but does not currently intend to, use derivatives, such as forward foreign currency exchange contracts and non-deliverable forwards, to hedge certain of its exposure to non-U.S. currencies.

HSBC Global Asset Management (Hong Kong) Limited, the Fund's subadviser (“AMHK” or the “Subadviser”), selects investments for purchase and sale through “bottom-up” fundamental stock analysis. AMHK assembles an investable universe of companies that meet its size and liquidity requirement, across ten countries. It then seeks to invest in companies from that universe that are attractively valued for a given level of profitability, with the potential for capital appreciation over the medium-to-long term horizon. The Subadviser's analysis is based on an individual assessment of, among other things, a company's business model and strategy, shareholder structure, balance sheet, drivers of profitability, competitive positioning, earnings outlook and corporate governance. AMHK may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund's benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry.

The Fund's benchmark index is the MSCI AC Asia ex Japan Small Cap Index.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity of, and equity-related instruments related to, smaller companies that are economically tied to Asia (excluding Japan).

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:
• Capitalization Risk: Smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.
• Issuer Risk: An issuer's earnings prospects and overall financial position may deteriorate, causing a decline in the Fund's net asset value.
•	Asia Risk: The Fund's performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more geographically diversified mutual fund. Moreover, the economies of countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, reliance on a small number of industries or natural resources, rates of inflation, capital reinvestment and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons and other natural disasters also can significantly affect the value of investments.
•	Market Risk: The value of the Fund's investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.
•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.
•	Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions;
currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.
•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may, but does not currently intend to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.
•	Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.
•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or structured note, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.
•	Depositary Receipt Risk: The Fund's investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.
•	Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
•	Industry Concentration Risk. The Fund will not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that to the extent that an industry represents 20% or more of the Fund's benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry would subject the Fund to a greater risk of loss as a result of adverse economic, political, regulatory or market conditions affecting that industry than if its investments were not so concentrated.
•	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Risk, Closing	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund does not have one full calendar year of investment performance. Therefore, performance information has not been presented for the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have one full calendar year of investment performance. Therefore, performance information has not been presented for the Fund.
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.16%
Total Other Expenses	rr_OtherExpensesOverAssets	1.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.66%	[2]
Total Annual Fund Operating Expenses After Reduction of Management Fee Due to Contractual Limits and Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-01
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	1,154
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.06%
Total Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.66%	[2]
Total Annual Fund Operating Expenses After Reduction of Management Fee Due to Contractual Limits and Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-01
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	582
Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.96%
Total Other Expenses	rr_OtherExpensesOverAssets	0.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.66%	[2]
Total Annual Fund Operating Expenses After Reduction of Management Fee Due to Contractual Limits and Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-01
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	$ 551

[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.75% for Class A Shares, 1.40% for Class I Shares and 1.30% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.